Summary of Significant Accounting Policies (Details) - USD ($)						12 Months Ended
	Dec. 17, 2024	Oct. 31, 2024	Jan. 19, 2024	Sep. 19, 2023	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash						$ 906,043	$ 29,844	$ 72,753
Investments held in the Trust Account						$ 51,289,643	$ 165,653,149
Maturity days						185 days
Temporary equity redemption value (in Shares)						4,645,816	15,630,150
Effective tax rate						50.59%	34.35%
Statutory tax rate, percentage						21.00%	21.00%
Federal deposit insurance corporation coverage						$ 250,000
Excise tax rate					1.00%
Fair market value percentage					1.00%
Exercised redeem shares (in Shares)	112,068		10,872,266	9,239,192
Redeemable total value	$ 1,234,852		$ 115,489,643	$ 96,791,644
Excise tax liability						$ 1,167,245	$ 967,916
Percentage of shares redeemed for excise Tax liability			1.00%	1.00%
Excise tax		$ 967,916
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase an aggregate of shares (in Shares)						12,922,712